RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Administrative expenses incurred on behalf of the company	$ 50,359		$ 11,266
Amount payable	$ 7,568				$ 0
President
RELATED PARTY TRANSACTIONS AND BALANCES
Administrative expenses incurred on behalf of the company		$ 8,652		$ 8,909
Amount payable		0		4,929
Corporate Secretary
RELATED PARTY TRANSACTIONS AND BALANCES
Administrative expenses incurred on behalf of the company		5,470		1,519
Amount payable		$ 0		$ 0